Debt (Details Narrative) - USD ($) $ in Thousands	3 Months Ended					12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2015	Mar. 31, 2015	Mar. 30, 2015	Dec. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Nov. 17, 2017	Jul. 24, 2015	Jan. 30, 2015	Aug. 07, 2014
Mortgage interest description		5.6% to 7.9% mortgage notes due in installments through 2027				5.6% to 7.9% mortgage notes due in installments through 2027	5.6% to 7.9% mortgage notes due in installments through 2027	5.6% to 7.9% mortgage notes due in installments through 2027
Principal payments 2018	$ 4,463					$ 4,463
Principal payments 2019	3,908					3,908
Principal payments 2020	3,701					3,701
Principal payments 2021	3,456					3,456
Principal payments 2022	4,177					4,177
Principal payments 2023 and subsequent years	98,612					98,612
Carrying value of collateral on mortgage notes payable	186,181					186,181
Capitalized interest		$ 328				1,026	$ 1,086	$ 1,041
Mortgage prepayment				$ 1,314
Interest rates of prepaid mortgages				8.55% and 7.95%
Prepayment penalty	440			$ 116
Deferred loan costs on early prepayment	714			$ 15
Riverfront permanent loan	88,653	$ 0				$ 88,653	$ 0
First Tennessee bank Term Loan
Term						10 years
Term loan facility	$ 20,000					$ 20,000
Dock 79 Construction loan
RiverFront construction loan												$ 65,000
Interest rate over LIBOR						2.35%
Dock 79 EB5 loan
RiverFront EB5 secondary financing												$ 17,000
Interest rate to year five												4.95%
Dock 79 Non-recourse loan
Term	120 months
Riverfront permanent loan									$ 90,000
Interest rate									4.125%
Payment terms	During the first 48 months of the loan term, the Joint Venture will make monthly payments of interest only, and thereafter, make monthly payments of principal and interest in equal installments based upon a 30-year amortization period.
Wells Fargo Bank, N.A.
Term					5 years
Revolving Credit Agreement											$ 20,000
Sublimit for standby letters of credit											$ 10,000
Commitment fee						0.15%
Letters of credit issued	$ 2,297					$ 2,297
Borrowed under the revolver	0					0
Available for borrowing	17,703					17,703
Tangible net worth covenant	110,000					110,000
Available to pay dividends or repurchase stock	86,300					$ 86,300
Interest rate over LIBOR						1.40%
First Tennessee Bank
Term			5 years
Revolving Credit Agreement										$ 20,000
Commitment fee						0.10%
Revolver conversion to term loan			24 month window
Borrowed under the revolver	0					$ 0
Available for borrowing	$ 20,000					$ 20,000
Interest rate over LIBOR						1.90%